Note 4 - Short-term Borrowings	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Debt Disclosure [Text Block]
4.
Short-Term Borrowings

On
July 5, 2016,
the Company completed the closing of a new
five
-year revolving credit facility (“Revolver”). Maximum borrowings under the Revolver total
$400.0
million from
April
through
July
and
$500.0
million from
August
through
March
and are available until
July 5, 2021.
The Revolver balance as of
March 31, 2018
was
$293.5
million, with a weighted average interest rate of
3.35%
(LIBOR plus a spread) and is included in Long-Term Debt in the accompanying Consolidated Balance Sheets. The Revolver is secured by accounts receivable and inventories with a carrying value of
$759.6
million. The Company had
$10.4
million and
$13.1
million of outstanding standby letters of credit as of
March
31,
2018
and
2017,
respectively, which reduces borrowing availability under the Revolver. See Note
5,
Long-Term Debt, for additional comments related to the Revolver.

During
2017,
the Company entered into some interim lease notes which financed down payments for various equipment orders at market rates. As of
March 31, 2017,
these interim notes had
not
been converted into operating leases since the equipment was not
yet delivered. These notes, which total
$0.2
million as of
March 31, 2017,
are included in notes payable in the accompanying Consolidated Balance Sheets. As of
March 31, 2018
the notes were converted into operating leases.